Borrowings (Details) $ in Thousands		1 Months Ended					3 Months Ended	12 Months Ended		17 Months Ended	18 Months Ended
	Dec. 29, 2021 shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Aug. 31, 2020 EUR (€) tranche shares	Jul. 31, 2020 USD ($) tranche	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 29, 2021 EUR (€) shares	Dec. 29, 2021 USD ($) shares	Jan. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 10, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total borrowings		€ 4,292,000					€ 4,292,000		€ 4,292,000					€ 4,582,000
Current portion														4,582,000
Total non-current borrowings		4,292,000					4,292,000		4,292,000
Gain on waiver of Amylon Therapeutics B.V. convertible loans									1,866,000
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total borrowings		2,899,000					2,899,000		2,899,000					2,899,000
Accrued interest		1,393,000					1,393,000		1,393,000					1,683,000
RVO innovation credit for cystic sepofarsen program [Member]
Disclosure of detailed information about borrowings [line items]
Current portion														€ 2,899,000
Notional amount																€ 3,907,000
Repayment of borrowings							€ 1,008,000
Conditional waiver of debt including accrued interest		€ 4,292,000
RVO innovation credit for cystic sepofarsen program [Member] | Renewal of borrowings terms
Disclosure of detailed information about borrowings [line items]
Conditional waiver of debt including accrued interest, remaining amount													€ 4,582,000
Convertible Debt | Maximum
Disclosure of detailed information about borrowings [line items]
Number of shares exercisable for issued warrants | shares					302,676
Convertible loans Amylon Therapeutics B.V.
Disclosure of detailed information about borrowings [line items]
Notional amount															€ 2,300,000
Gain on waiver of Amylon Therapeutics B.V. convertible loans								$ 1,866	€ 1,144,000
Interest rate (as percent)															8.00%
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)	8.20%										8.20%	8.20%
Warrants, economic lifetime								5 years
Convertible Debt Pontifax Medison Debt Financing
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 30,000
Proceeds from borrowings											€ 8,400,000	$ 10,000
Number of tranches | tranche						3
Maximum borrowing capacity per tranche | $						$ 10,000
Term of debt						54 months
Debt, interest only payment term						24 months
Convertible Debt Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 15,000,000
Proceeds from borrowings										€ 5,000,000
Number of tranches | tranche					3
Maximum borrowing capacity per tranche					€ 5,000,000
Term of debt					54 months
Debt, interest only payment term					24 months
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing, amended agreement
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			€ 26,500,000	$ 30,000
Term of debt	54 months
Debt, interest only payment term	33 months
Number of tranches from original agreement replaced with amendment agreement	2
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing, amended agreement | Maximum
Disclosure of detailed information about borrowings [line items]
Number of shares exercisable for issued warrants | shares	376,952										376,952	376,952